Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

February 27, 2017

Prime Finance Partners

PFP 2017-3, Ltd.

PFP 2017-3, LLC

1330 Avenue of the Avenues, Suite 2700

New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Prime Finance Partners, PFP 2017-3, Ltd. and PFP 2017-3, LLC (collectively, the “Company”) and Wells Fargo Securities, LLC, Citigroup Global Markets Inc. and Morgan Stanley & Co. LLC (together with the Company, the “Specified Parties”) related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans (the “Mortgage Assets”) expected to be included as collateral for the proposed offering of commercial mortgage-backed securities by PFP 2017-3, Ltd. and PFP 2017-3, LLC.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 27, 2017, representatives of the Company provided us with a computer generated mortgage loan data file containing certain information with respect to the Mortgage Assets (the “Data File”).

From approximately February 2, 2017 through February 27, 2017, representatives of the Company provided us access to certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets, we compared certain characteristics set forth on the Data File (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the comparisons or recomputations described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets or (iii) the existence or ownership of the Mortgage Assets.

In addition, we have not been requested to perform and we have not performed any procedures to verify the accuracy of the principal balance of any of the Mortgage Assets and make no representations with respect to the actual payment history and principal balance as of the Cut-off Date of any Mortgage Asset.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have addressed ourselves solely to the foregoing data as set forth Data File and make no representations as to the adequacy of disclosure or as to whether any material facts have been omitted. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties identified above and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, interest rate cap agreement, draft interest rate cap agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);

•	Real estate property appraisal report (the “Appraisal Report”);

•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);

•	The settlement or closing statement (the “Settlement Statement”);

•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);

•	Mezzanine loan agreement and mezzanine promissory note, junior participation agreement or unsecured revolver agreement (collectively, the “Subordinate Debt Documents”);

•	Electronic Underwritten Model (the “Underwriting Model”);

•	Title policy or pro-forma title policy (collectively, the “Title Policy”);

•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);

•	Ground lease and ground lease estoppel (collectively, the “Ground Lease”);

•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);

•	Servicer report and record and provided electronic file (the “Servicer Report”);

•	Property condition report (the “Property Condition Report”);

•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);

•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);

•	Seismic report (the “Seismic Report”);

•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);

•	Property management agreement (the “Management Agreement”); and

•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	Identification purposes only – not applicable
2	Loan Type	Loan Agreement
3	Multiple Properties (Y/N)	Appraisal Report
4	Property Name	Appraisal Report
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	Property County	Appraisal Report
10	Year Built	Appraisal Report
11	Year Renovated	Appraisal Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	Number of Units	Rent Roll
15	Unit of Measure	Rent Roll
16	Occupancy Percentage	Rent Roll
17	Occupancy Source Date	Rent Roll
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	Loan Agreement
20	Borrower Name	Loan Agreement
21	Principals (Individuals)	Loan Agreement
22	Related Borrower (Y/N)	Loan Agreement
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement
25	Annual Debt Service Payment (IO)	Refer to calculation procedures
26	Annual Debt Service Payment (P&I)	Refer to calculation procedures
27	Annual Debt Service Payment (Cap)	Refer to calculation procedures
28	Commitment Original Balance	Loan Agreement
29	Initial Funded Amount	Loan Agreement
30	Total Future Funding	Refer to calculation procedures
31	Future Funding Trigger / Requirements	Loan Agreement
32	Future Funding to Date	Settlement Statement
33	Cut-off Date Future Funding Remaining Balance	Refer to calculation procedures
34	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
35	Mortgage Loan % of Total Cut-off Date Balance	Refer to calculation procedures
36	Mortgage Loan Balloon Payment	Refer to calculation procedures
37	Mortgage Loan Fully Amortized Balloon Payment	Refer to calculation procedures
38	Initial Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
39	Total Future Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
40	Remaining Future Funding Mortgage Loan Balance / Unit	Refer to calculation procedures
41	Mortgage Loan Cut-off Date Balance / Unit	Refer to calculation procedures
42	Committed Mortgage Loan Cut-off Date Balance / Unit	Refer to calculation procedures
43	Mortgage Loan Balloon Payment / Unit	Refer to calculation procedures
44	Initial Loan Term (Original)	Refer to calculation procedures
45	Cut-off Date Initial Loan Term (Remaining)	Refer to calculation procedures

Count	Characteristic	Source Document
46	Initial Maturity Date	Loan Agreement
47	Cut-off Date Seasoning	Refer to calculation procedures
48	Extension Options	Loan Agreement
49	1st Extension Option Description	Loan Agreement
50	2nd Extension Option Description	Loan Agreement
51	3rd Extension Option Description	Loan Agreement
52	First Extension Fee Amount	Refer to calculation procedures
53	First Extension Fee Percentage	Loan Agreement
54	First Extension Period (Months)	Loan Agreement
55	First Extension Floor	Refer to calculation procedures
56	First Extension Cap	Loan Agreement
57	Second Extension Fee Amount	Refer to calculation procedures
58	Second Extension Fee Percentage	Loan Agreement
59	Second Extension Period (Months)	Loan Agreement
60	Second Extension Floor	Refer to calculation procedures
61	Second Extension Cap	Loan Agreement
62	Third Extension Fee Amount	Refer to calculation procedures
63	Third Extension Fee Percentage	Loan Agreement
64	Third Extension Period (Months)	Loan Agreement
65	Third Extension Floor	Refer to calculation procedures
66	Third Extension Cap	Loan Agreement
67	Exit Fee	Loan Agreement
68	Fully Extended Loan Term (Original)	Refer to calculation procedures
69	Fully Extended Loan Term (Remaining)	Refer to calculation procedures
70	Fully Extended Maturity Date	Loan Agreement
71	Rate Type	Loan Agreement
72	Index for Floating Rate	Loan Agreement
73	Fully Funded Mortgage Loan Margin	Loan Agreement
74	Rounding Factor	Loan Agreement
75	Time of Rounding (Before Spread, After Spread)	Loan Agreement
76	Rounding Direction	Loan Agreement
77	Lookback Period	Loan Agreement
78	Strike Price	Not Applicable (assumed LIBOR of 0.7706% provided by the Company)
79	Mortgage Rate Floor	Refer to calculation procedures
80	Mortgage Rate Cap	Loan Agreement
81	LIBOR Cap Provider	Loan Agreement
82	LIBOR Cap Provider Rating (Moodys / S&P)	Ratings Screenshots
83	LIBOR Floor	Loan Agreement
84	LIBOR Cap Strike Price	Loan Agreement
85	Fully Funded Mortgage Loan Rate	Refer to calculation procedures
86	Subordinate Debt (Y/N)	Loan Agreement
87	Subordinate Debt Type (B-Note/Mezz)	Loan Agreement
88	Cut-off Date Total Debt Balance	Refer to calculation procedures
89	Cut-off Date Subordinate Debt/Mezz Loan Balance	Refer to calculation procedures
90	Cut-off Date Total Debt As-Is LTV	Refer to calculation procedures
91	Cut-off Date Total Debt Annual Debt Service	Refer to calculation procedures
92	Cut-off Date Total Debt UW NCF DSCR	Refer to calculation procedures

Count	Characteristic	Source Document
93	Subordinate Debt Annual DS	Refer to calculation procedures
94	Subordinate Debt Interest Rate	Subordinate Debt Documents
95	Subordinate Debt Fixed Amortization	Subordinate Debt Documents
96	B Note / Mezz Loan Percentage	Refer to calculation procedures
97	Interest Accrual Basis	Loan Agreement
98	Interest Rate Change	Loan Agreement
99	Interest Rate Change Amount	Loan Agreement
100	Interest Rate Change Trigger	Loan Agreement
101	Grace Period Default (Days)	Loan Agreement
102	Grace Period Late (Days)	Loan Agreement
103	Grace Period Balloon (Days)	Loan Agreement
104	Original Prepayment Provision Terms	Loan Agreement
105	Prepayment Provision Term	Refer to calculation procedures
106	Remaining Prepayment Provision Terms	Refer to calculation procedures
107	Remaining Prepayment Provision	Refer to calculation procedures
108	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
109	Partial Release and/or Prepayment Description	Loan Agreement
110	Amortization Type During Initial Term	Loan Agreement
111	Amortization Amount During Initial Term	Loan Agreement
112	Initial Term Amortization per Month	Loan Agreement
113	Initial Term Total Amortization	Loan Agreement
114	Amortization Type During Extensions	Loan Agreement
115	Amortization Amount During Extensions	Loan Agreement
116	Total Amortization During First Extension	Loan Agreement
117	Total Amortization During Second Extension	Loan Agreement
118	Total Amortization During Third Extension	Loan Agreement
119	IO Number of Months	Loan Agreement
120	IO Number of Months Remaining	Refer to calculation procedures
121	Amortization Number of Months	Loan Agreement
122	Amortization Number of Months Remaining	Refer to calculation procedures
123	Appraisal Valuation Date	Appraisal Report
124	As-Is Appraised Value	Appraisal Report
125	Stabilized Appraised Value	Appraisal Report
126	Appraisal Anticipated Stabilization Date	Appraisal Report
127	USPAP Appraisal (Y/N)	Appraisal Report
128	FIRREA Appraisal (Y/N)	Appraisal Report
129	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to calculation procedures
130	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to calculation procedures
131	Maturity Date Stabilized LTV Ratio	Refer to calculation procedures
132	Third Most Recent As Of Date	Underwriting Model
133	Third Most Recent Actual Revenues	Underwriting Model
134	Third Most Recent Actual Expenses	Underwriting Model
135	Third Most Recent Actual NOI	Underwriting Model
136	Third Most Recent Actual NCF	Underwriting Model
137	Second Most Recent As Of Date	Underwriting Model
138	Second Most Recent Actual Revenues	Underwriting Model
139	Second Most Recent Actual Expenses	Underwriting Model
140	Second Most Recent Actual NOI	Underwriting Model

Count	Characteristic	Source Document
141	Second Most Recent Actual NCF	Underwriting Model
142	Most Recent As Of Date	Underwriting Model
143	Most Recent Actual Revenues	Underwriting Model
144	Most Recent Actual Expenses	Underwriting Model
145	Most Recent Actual NOI	Underwriting Model
146	Most Recent Actual NCF	Underwriting Model
147	Mortgage Loan Most Recent NOI DSCR	Refer to calculation procedures
148	Mortgage Loan Most Recent NCF DSCR	Refer to calculation procedures
149	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to calculation procedures
150	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to calculation procedures
151	Underwritten Occupancy Percentage	Underwriting Model
152	Underwritten Revenues	Underwriting Model
153	Underwritten Expenses	Underwriting Model
154	Underwritten NOI	Underwriting Model
155	Underwritten Reserves	Underwriting Model
156	Underwritten NCF	Underwriting Model
157	Mortgage Loan Underwritten NOI DSCR	Refer to calculation procedures
158	Mortgage Loan Underwritten NCF DSCR	Refer to calculation procedures
159	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to calculation procedures
160	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to calculation procedures
161	Underwritten Stabilized Occupancy Percentage	Underwriting Model
162	Underwritten Stabilized Revenues	Underwriting Model
163	Underwritten Stabilized Expenses	Underwriting Model
164	Underwritten Stabilized NOI	Underwriting Model
165	Underwritten Stabilized UW Reserves	Underwriting Model
166	Underwritten Stabilized NCF	Underwriting Model
167	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures
168	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to calculation procedures
169	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures
170	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to calculation procedures
171	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures
172	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to calculation procedures
173	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures
174	Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to calculation procedures
175	Appraisal Stabilized Occupancy Percentage	Underwriting Model
176	Appraisal Stabilized Revenues	Underwriting Model
177	Appraisal Stabilized Expenses	Underwriting Model

Count	Characteristic	Source Document
178	Appraisal Stabilized NOI	Underwriting Model
179	Appraisal Stabilized Reserves	Underwriting Model
180	Appraisal Stabilized NCF	Underwriting Model
181	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to calculation procedures
182	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to calculation procedures
183	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to calculation procedures
184	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to calculation procedures
185	Loan Cross Portfolio Name	Loan Agreement
186	Lien Position	Title Policy
187	Full Recourse (Y/N/Partial)	Loan Agreement/Guaranty
188	Recourse Provisions	Loan Agreement/Guaranty
189	Recourse Carveout Guarantor	Loan Agreement/Guaranty
190	Title Vesting (Fee/Leasehold/Both)	Title Policy
191	Ground Lease Payment (Annual)	Ground Lease
192	Ground Lease Initial Expiration Date	Ground Lease
193	Ground Lease Extension (Y/N)	Ground Lease
194	# of Ground Lease Extension Options	Ground Lease
195	Ground Lease Expiration Date with Extension	Ground Lease
196	Type of Lockbox	Loan Agreement/CMA
197	Cash Management (Springing/In-place)	Loan Agreement/CMA
198	Lockbox Trigger Event	Loan Agreement/CMA
199	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
200	Environmental Escrow (Cut-off Date)	Servicer Report
201	Tax Escrow (Cut-off Date)	Servicer Report
202	Tax Escrow (Monthly)	Servicer Report
203	Springing Tax Escrow Description	Loan Agreement
204	Insurance Escrow (Cut-off Date)	Servicer Report
205	Insurance Escrow (Monthly)	Servicer Report
206	Springing Insurance Escrow Description	Loan Agreement
207	Replacement Reserve (Cut-off Date)	Servicer Report
208	Replacement Reserve (Monthly)	Loan Agreement
209	Springing Replacement Reserve Description	Loan Agreement
210	TI/LC Reserve (Cut-off Date)	Servicer Report
211	Monthly TI/LC Reserve	Loan Agreement
212	Springing TI/LC Reserve Description	Loan Agreement
213	Cut-off Other Reserve 1	Servicer Report
214	Other Escrow 1 (Monthly)	Loan Agreement
215	Other (Springing) Escrow Reserve 1 Description	Loan Agreement
216	Cut-off Other Reserve 2	Servicer Report
217	Other Escrow 2 (Monthly)	Loan Agreement
218	Other (Springing) Escrow Reserve 2 Description	Loan Agreement
219	Engineering Report Date	Property Condition Report
220	Environmental Report Date (Phase I)	ESA Phase I Report
221	Environmental Report Date (Phase II)	ESA Phase II Report

Count	Characteristic	Source Document
222	Environmental Insurance (Y/N)	Insurance Certificate
223	Seismic Report Date	Seismic Report
224	Seismic SEL %	Seismic Report
225	Seismic Insurance Obtained if SEL >= 20% (Y/N)	Insurance Certificate
226	Single-Tenant (Y/N)	Rent Roll
227	Property manager	Management Agreement
228	TIC (Y/N)	Loan Agreement
229	Max Number of TICs	Loan Agreement
230	Single Purpose Borrower (Y/N)	Loan Agreement
231	Independent Director (Y/N)	Loan Agreement
232	Borrower Non Consolidation Opinion (Y/N)	Loan Agreement/Non-Consolidation Opinion
233	DST (Y/N)	Loan Agreement
234	IDOT (Y/N)	Loan Agreement
235	Largest Tenant Name	Rent Roll
236	Largest Tenant SqFt	Rent Roll
237	Largest Tenant Exp Date	Rent Roll
238	2nd Largest Tenant Name	Rent Roll
239	2nd Largest Tenant SqFt	Rent Roll
240	2nd Largest Tenant Exp Date	Rent Roll
241	3rd Largest Tenant Name	Rent Roll
242	3rd Largest Tenant SqFt	Rent Roll
243	3rd Largest Tenant Exp Date	Rent Roll
244	4th Largest Tenant Name	Rent Roll
245	4th Largest Tenant Sqft	Rent Roll
246	4th Largest Tenant Exp Date	Rent Roll
247	5th Largest Tenant Name	Rent Roll
248	5th Largest Tenant Sqft	Rent Roll
249	5th Largest Tenant Exp Date	Rent Roll

Calculation Procedures

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance, (ii) the Fully Funded Mortgage Loan Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 26, we recomputed the Annual Debt Service Payment (P&I) by summing the Annual Debt Service Payment (IO) and the product of (i) the Initial Term Amortization per Month and (ii) twelve (if applicable).

With respect to Characteristic 27, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance, (ii) the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Cap Strike Price and (iii) a fraction equal to 365/360.

With respect to Characteristic 30, we recomputed the Total Future Funding by subtracting the (i) Initial Funded Amount from (ii) Commitment Original Balance.

With respect to Characteristic 33, we recomputed the Cut-off Date Future Funding Remaining Balance by subtracting the (i) sum of the Future Funding to Date and Initial Funded Amount from (ii) Commitment Original Balance.

With respect to Characteristic 34, we recomputed the Mortgage Loan Cut-off Date Balance by subtracting (i) the aggregate amount of Cut-off Date amortization, if applicable, from (ii) the sum of the Initial Funded Amount and the Future Funding to Date. The aggregate amount of Cut-off Date amortization was determined by summing the Initial Term Amortization per Month for each payment date from and including the First Payment Date through and including the Cut-off Date for those Mortgage Assets that have an Initial Term Amortization per Month due during such timeframe.

With respect to Characteristic 35, we recomputed the Mortgage Loan % of Total Cut-off Date Balance by dividing the Mortgage Loan Cut-off Date Balance by the sum of the total Cut-off Date balance (determined by summing each Mortgage Assets’ Mortgage Loan Cut-off Date Balance).

With respect to Characteristic 36, we recomputed the Mortgage Loan Balloon Payment by subtracting (i) the Initial Term Total Amortization from (ii) the Mortgage Loan Cut-off Date Balance and adding back one period of amortization to the result. This procedure was performed for only those Mortgage Assets with amortization during their initial loan term.

With respect to Characteristic 37, we recomputed the Mortgage Loan Fully Amortized Balloon Payment by subtracting the (i) Initial Term Total Amortization, Total Amortization During First Extension, Total Amortization During Second Extension and Total Amortization During Third Extension from (ii) Commitment Original Balance.

With respect to Characteristic 38, we recomputed the Initial Funding Mortgage Loan Balance / Unit by dividing the Initial Funded Amount by the Number of Units.

With respect to Characteristic 39, we recomputed the Total Future Funding Mortgage Loan Balance / Unit by dividing the Total Future Funding by the Number of Units.

With respect to Characteristic 40, we recomputed the Remaining Future Funding Mortgage Loan Balance/ Unit by dividing the Cut-off Date Future Funding Remaining Balance by the Number of Units.

With respect to Characteristic 41, we recomputed the Mortgage Loan Cut-off Date Balance / Unit by dividing the Mortgage Loan Cut-off Date Balance by the Number of Units.

With respect to Characteristic 42, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit by dividing the Commitment Original Balance by the Number of Units.

With respect to Characteristic 43, we recomputed the Mortgage Loan Balloon Payment / Unit by dividing the Mortgage Loan Balloon Payment by the Number of Units.

With respect to Characteristic 44, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 45, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 47, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 52, we recomputed the First Extension Fee Amount as the product of (i) the Outstanding Funded Amount (as defined below) and (ii) the First Extension Fee Percentage. The Outstanding Funded Amount shall mean (i) the sum of the Initial Funded Amount and the Future Funding to Date minus (ii) the Initial Term Total Amortization.

With respect to Characteristic 55, we recomputed the First Extension Floor as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor.

With respect to Characteristic 57, we recomputed the Second Extension Fee Amount (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and (ii) the Second Extension Fee Percentage.

With respect to Characteristic 60, we recomputed the Second Extension Floor (if applicable) as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor.

With respect to Characteristic 62, we recomputed the Third Extension Fee Amount (if applicable) as the product of (i) the Outstanding Funded Amount minus the Total Amortization During First Extension and the Total Amortization During Second Extension and (ii) the Third Extension Fee Percentage.

With respect to Characteristic 65, we recomputed the Third Extension Floor (if applicable) as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor.

With respect to Characteristic 68, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 69, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 79, we recomputed the Mortgage Rate Floor as the sum of the Fully Funded Mortgage Loan Margin and the LIBOR Floor.

With respect to Characteristic 85, we recomputed the Fully Funded Mortgage Loan Rate as the sum of (x) the Fully Funded Mortgage Loan Margin and (y) the greater of the (i) LIBOR Floor and (ii) assumed LIBOR of 0.7706% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 88, we recomputed the Cut-off Date Total Debt Balance as the sum of the Mortgage Loan Cut-off Date Balance and the Cut-off Date Subordinate Debt/Mezz Loan Balance.

With respect to Characteristic 89, for each Mortgage Asset with a Cut-off Date Subordinate Debt/Mezz Loan Balance greater than $0, we recomputed the Cut-off Date Subordinate Debt/Mezz Loan Balance by subtracting (i) the product of the Cut-off Date Seasoning and Subordinate Debt Fixed Amortization from (ii) the original balance of the subordinate debt as set forth in the related Subordinate Debt Documents.

With respect to Characteristic 90, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the Cut-off Date Total Debt Balance by the As-Is Appraised Value.

With respect to Characteristic 91, we recomputed the Total Debt Annual Debt Service as the sum of the Annual Debt Service Payment (P&I) and the Subordinate Debt Annual DS.

With respect to Characteristic 92, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Total Debt Annual Debt Service.

With respect to Characteristic 93, we recomputed the Subordinate Debt Annual DS as the sum of the (x) annualized Subordinate Debt Fixed Amortization and (y) product of (i) the Cut-off Date Subordinate Debt/Mezz Loan Balance, (ii) the Subordinate Debt Interest Rate and (iii) a fraction equal to 365/360. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 96, we recomputed the B Note / Mezz Loan Percentage by dividing the Cut-off Date Subordinate Debt/Mezz Loan Balance by the Cut-off Date Total Debt Balance. This procedure was performed for only those Mortgage Assets with Subordinate Debt.

With respect to Characteristic 105, we recomputed the Prepayment Provision Term by summing each of the prepayment provision components (excluding any open period) set forth in the Original Prepayment Provision Terms.

With respect to Characteristic 106, we recomputed the Remaining Prepayment Provision Terms by subtracting the Cut-off Date Seasoning from the Prepayment Provision Term.

With respect to Characteristic 107, we recomputed the Remaining Prepayment Provision by applying the Cut-off Date Seasoning to the Original Prepayment Provision Terms.

With respect to Characteristic 120, we recomputed the IO Number of Months Remaining, to a result not less than 0, by subtracting the Cut-off Date Seasoning from the IO Number of Months.

With respect to Characteristic 122, we recomputed the Amortization Number of Months Remaining by subtracting (i) the positive difference between the Cut-off Date Seasoning and the IO Number of Months from (ii) the Amortization Number of Months.

With respect to Characteristic 129, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance by the As-Is Appraised Value.

With respect to Characteristic 130, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the Commitment Original Balance by the Stabilized Appraised Value.

With respect to Characteristic 131, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment by the Stabilized Appraised Value.

With respect to Characteristic 147, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (P&I).

With respect to Characteristic 148, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (P&I).

With respect to Characteristic 149, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 150, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 157, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (P&I).

With respect to Characteristic 158, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by the Annual Debt Service Payment (P&I).

With respect to Characteristic 159, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 160, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The Fully Funded Annual Debt Service Payment was determined as the sum of (i) the product of (a) the Commitment Original Balance, (b) the Fully Funded Mortgage Loan Rate and (c) a fraction equal to 365/360 and (ii) the product of the Initial Term Amortization per Month and twelve.

With respect to Characteristic 168, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Amortized Annual Debt Service Payment. The Fully Funded Amortized Annual Debt Service Payment was determined as the product of (a) the Mortgage Loan Fully Amortized Balloon Payment, (b) the Fully Funded Mortgage Loan Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 169, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 170, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Amortized Annual Debt Service Payment.

With respect to Characteristic 171, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Commitment Original Balance.

With respect to Characteristic 172, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Mortgage Loan Fully Amortized Balloon Payment.

With respect to Characteristic 173, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Commitment Original Balance.

With respect to Characteristic 174, we recomputed the Fully Funded Amortized Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Mortgage Loan Fully Amortized Balloon Payment.

With respect to Characteristic 181, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 182, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment.

With respect to Characteristic 183, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Commitment Original Balance.

With respect to Characteristic 184, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Commitment Original Balance.